STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Reconciliation of Common Stock Activity
The following table provides a reconciliation of DuPont Common Stock activity for the years ended December 31, 2024, 2023 and 2022:

Shares of DuPont Common Stock	Issued	Held in Treasury
In thousands
Balance at January 1, 2022	511,793	—
Issued	2,074	—
Repurchased	—	55,743
Retired	(55,743)	(55,743)
Balance at December 31, 2022	458,124	—
Issued	1,225	—
Repurchased	—	29,239
Retired	(29,239)	(29,239)
Balance at December 31, 2023	430,110	—
Issued	1,513	—
Repurchased	—	13,629
Retired	(13,629)	(13,629)
Balance at December 31, 2024	417,994	—

Schedule of Dividends Declared and Paid	Dividends declared and paid to common stockholders during the years ended December 31, 2024, 2023 and 2022 are summarized in the following table:

Dividends Declared and Paid	2024	2023	2022
In millions
Dividends declared to common stockholders	$635	$651	$652
Dividends paid to common stockholders	$635	$651	$652

Schedule of Accumulated Other Comprehensive Loss
The following table summarizes the activity related to each component of accumulated other comprehensive loss ("AOCL") for the years ended December 31, 2024, 2023 and 2022:

Accumulated Other Comprehensive Loss	Cumulative Translation Adj	Pension and OPEB	Derivative Instruments [1]	Total
In millions
2022
Balance at January 1, 2022	$(88)	$73	$56	$41
Other comprehensive (loss) income before reclassifications	(1,101)	44	61	(996)
Amounts reclassified from accumulated other comprehensive income	—	(3)	—	(3)
M&M Divestiture reclassification adjustment	221	(54)	—	167
Net other comprehensive (loss) income	$(880)	$(13)	$61	$(832)
Balance at December 31, 2022	$(968)	$60	$117	$(791)
2023
Other comprehensive income (loss) before reclassifications	46	(83)	(41)	(78)
Amounts reclassified from accumulated other comprehensive income	—	(9)	—	(9)
Delrin® Divestiture reclassification adjustment	(9)	(23)	—	(32)
Net other comprehensive income (loss)	$37	$(115)	$(41)	$(119)
Balance at December 31, 2023	$(931)	$(55)	$76	$(910)
2024
Other comprehensive (loss) income before reclassifications	(562)	(59)	32	(589)
Amounts reclassified from accumulated other comprehensive income	—	(1)	—	(1)
Net other comprehensive (loss) income	$(562)	$(60)	$32	$(590)
Balance at December 31, 2024	$(1,493)	$(115)	$108	$(1,500)
1. Includes cumulative translation adjustment impact associated with derivative instruments.

The tax effects on the net activity related to each component of other comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022 were as follows:

Tax Benefit (Expense)	2024	2023	2022
In millions
Pension and other post-employment benefit plans	$11	$26	$16
Derivative instruments	(9)	12	(15)
Tax benefit from income taxes related to other comprehensive income (loss) items	$2	$38	$1

Schedule of Reclassifications Out of Accumulated Other Comprehensive Loss
A summary of the reclassifications out of AOCL for the years ended December 31, 2024, 2023 and 2022 is provided as follows:

Reclassifications Out of Accumulated Other Comprehensive Loss	2024	2023	2022	Income Classification
In millions
Cumulative translation adjustments	$—	$(9)	$221	See (1) below
Pension and other post-employment benefit plans	(2)	(35)	(71)	See (1) below
Tax expense (benefit)	1	3	14	See (1) below
Pension and other post-employment benefit plans, after tax	(1)	(32)	(57)
Total reclassifications for the period, after tax	$(1)	$(41)	$164
1. The activity for the year ended December 31, 2024 is classified within "Sundry income (expense) - net" as part of continuing operations. The activity for the year ended December 31, 2023 is classified almost entirely within "(Loss) income from discontinued operations, net of tax" as part of the Delrin® Divestiture, with a portion classified within "Sundry income (expense) - net" as part of continuing operations. The activity for the year ended December 31, 2022 is classified almost entirely within "(Loss) income discontinued operations, net of tax" as part of the M&M Divestiture, with a portion classified within "Sundry income (expense) - net" as part of continuing operations.